Equity Method Investments (Tables)	6 Months Ended
Jun. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Participation in Investments that are Accounted for Using the Equity Method	As of December 31, 2022 and June 30, 2023, we had the following participation in investments that are accounted for using the equity method:

	December 31, 2022	June 30, 2023
	(in thousands)
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)	50.00%	50.00%
Unigas International B.V. (“Unigas”)	33.33%	33.33%
Dan Unity CO2 A/S	50.00%	50.00%
Luna Pool Agency Limited (“Pool Agency”)	50.00%	50.00%

Schedule of Movement in Equity Method Investments
The table below represents movement in the Company’s equity method investments, as of December 31, 2022, and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Equity method investments at January 1	$150,209	$148,534
Share of results	25,794	11,296
Distributions received from equity method investments	(27,469)	(16,934)
Capital contributions to equity investments	—	9,000
Total equity method investments	$148,534	$151,896